Goodwill from Business Combination - Schedule of Purchase Consideration (Details) - Business Combination [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Purchase Consideration [Line Items]
Cash and cash equivalents	$ 5,024
USDT	84,020,800
Prepaid expenses and other assets, net	17,286,000
Amounts due to related parties	(1,664)
Other payables and accrued liabilities	(3,336,587)
Total identifiable assets and liabilities acquired	97,973,573
Less: Non-controlling interest	76,599,451
Goodwill	21,652,968
Total purchase consideration	$ 43,027,090